Earning per unit and cash distributions - Calculation of basic and diluted earnings per unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income	$ 63,145	$ 52,741	$ 77,622
Adjustment for:
Preferred unitholders' interest in net income	14,802	13,850	12,303
Limited partners' interest in net income	48,343	38,891	65,319
Less: Dividends paid or to be paid	(60,222)	(60,149)	(59,952)
Under (over) distributed earnings attributable to:
Distributed Earnings	(11,879)	(21,258)	5,367
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (6,437)	$ (11,514)	$ 2,900
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	18,034	17,986	17,856
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	18,037	17,995	17,864
Earnings per unit:
Earnings Per Share, Basic and Diluted	$ 1.40	$ 1.12	$ 1.93
Common units Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings	$ (5,442)	$ (3,211)	$ 340
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic	15,257	7,039	2,101
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted	15,257	7,039	2,101
Earnings per unit:
Earnings Per Share, Basic and Diluted	$ 1.51	$ 1.84	$ 2.03
Subordinated unit Hegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed Earnings		$ (6,533)	$ 2,127
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		8,218	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		8,218	13,156
Earnings per unit:
Earnings Per Share, Basic and Diluted	$ 0	$ 0.70	$ 2.03